Sale of Vessels	12 Months Ended
Dec. 31, 2014
Sale of Vessels
Sale of Vessels

19. Sale of Vessels

        The "Gain on sale of vessels" of $5,709 thousands for the year ended December 31, 2014, reflects the following:

        On February 26, 2014, the Company sold and delivered the Marathonas. The gross sale consideration was $11.5 million. The Company realized a net gain on this sale of $0.5 million and net sale proceeds of $9.8 million. The Marathonas was 23 years old.

        On April 25, 2014, the Company sold and delivered the Commodore. The gross sale consideration was $11.1 million. The Company realized a net gain on this sale of $1.0 million and net sale proceeds of $9.7 million. The Commodore was 22 years old.

        On May 15, 2014, the Company sold and delivered the Duka. The gross sale consideration was $11.0 million. The Company realized a net gain on this sale of $0.1 million and net sale proceeds of $9.3 million. The Duka was 22 years old.

        On May 15, 2014, the Company sold and delivered the Mytilini. The gross sale consideration was $12.0 million. The Company realized a net gain on this sale of $2.0 million and net sale proceeds of $10.9 million. The Mytilini was 23 years old.

        On May 20, 2014, the Company sold and delivered the Messologi. The gross sale consideration was $12.1 million. The Company realized a net gain on this sale of $2.1 million and net sale proceeds of $10.9 million. The Messologi was 23 years old.

        The "Loss on sale of vessels" of $449 thousand for the year ended December 31, 2013, reflects the following:

        On November 12, 2013, the Company sold the Komodo. The gross sale consideration was $5.8 million. The Company realized a net gain on this sale of $140.5 thousand and net sale proceeds of $5.0 million. The Komodo was 23 years old.

        On October 25, 2013, the Company sold the Lotus. The gross sale consideration was $6.8 million. The Company realized a net gain on this sale of $149.6 thousand and net sale proceeds of $6.1 million. The Lotus was 25 years old.

        On October 22, 2013, the Company sold the Kalamata. The gross sale consideration was $5.6 million. The Company realized a net loss on this sale of $224.3 thousand and net sale proceeds of $4.9 million. The Kalamata was 23 years old.

        On October 3, 2013, the Company sold the Hope. The gross sale consideration was $8.0 million. The Company realized a net loss on this sale of $670.8 thousand and net sale proceeds of $7.1 million. The Hope was 24 years old.

        On June 13, 2013, the Company sold the Elbe. The gross sale consideration was $5.6 million. The Company realized a net gain on this sale of $59 thousand and net sale proceeds of $5.0 million. The Elbe was 22 years old.

        On May 14, 2013, the Company sold the Honour. The gross sale consideration was $9.1 million. The Company realized a net gain on this sale of $112 thousand and net sale proceeds of $8.0 million. The Honour was 24 years old.

        On March 25, 2013, the Company sold the Pride. The gross sale consideration was $6.5 million. The Company realized a net loss on this sale of $671 thousand and net sale proceeds of $5.5 million. The Pride was 25 years old.

        On February 28, 2013, the Company sold the Henry. The gross sale consideration was $6.1 million. The Company realized a net gain on this sale of $138 thousand and net sale proceeds of $5.3 million. The Henry was 27 years old.

        On February 13, 2013, the Company sold the Independence. The gross sale consideration was $7.0 million. The Company realized a net gain on this sale of $518 thousand and net sale proceeds of $6.0 million. The Independence was 26 years old.

        The "Gain on sale of vessels" of $0.8 million for the year ended December 31, 2012, reflects the sale of Montreal (ex Hanjin Montreal), on April 27, 2012. The net sale consideration was $5.6 million. The Company realized a net gain on this sale of $0.8 million. The Montreal (ex Hanjin Montreal) was 28 years old and was generating revenue under its time charter, which expired on March 31, 2012.